STOCK-BASED COMPENSATION (Tables) - 2013 Stock Incentive Plan [Member]	12 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock compensation activity

Stock compensation activity under the 2013 Plan for the year ended September 30, 2021 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Awarded	7,375,000	$0.12	—	—
Forfeited/Cancelled	(724,332)	$0.44	—	—
Outstanding at September 30, 2021	24,899,014	$0.29	1.83	$140,151
Vested at September 30, 2021	18,814,908	$0.35	2.17	$17,122
Vested and expected to vest at September 30, 2021	24,899,014	$0.29	1.83	$140,151

Schedule of restricted stock activity

Restricted stock activity in shares under the 2013 Plan for the years ended September 30, 2021 and 2020 follows:

	2021	2020
Non Vested at September 30, 2020 and 2019	—	965,000
Awarded	1,000,000	—
Vested	(550,000)	(965,000)
Forfeited	—	—
Non Vested at September 30, 2021 and 2020	450,000	—

Schedule of weighted average restricted stock award date fair value information

The weighted average restricted stock award date fair value information for the years ended September 30, 2021 and 2019 follows:

	2021	2020
Non Vested at September 30, 2020 and 2019	$—	$0.43
Awarded	0.13	—
Vested	(0.16)	(0.43)
Forfeited	—	—
Non Vested at September 30, 2021 and 2020	$0.10	$—